EQUITY INCENTIVE PLAN	12 Months Ended
Dec. 31, 2021
EQUITY INCENTIVE PLAN [Abstract]
EQUITY INCENTIVE PLAN
12. EQUITY INCENTIVE PLAN
The Company’s 2013 Employee, Director and Consultant Equity Incentive Plan, as amended on March 12, 2021 (the “2013 Plan”), was originally adopted by its Board of Directors and stockholders in September 2013. In connection with the Closing of the Business Combination, the Company adjusted the equity awards as described in Note 3 “Business Combination”. The adjustments to the awards did not result in incremental expense as the equitable adjustments were made pursuant to a preexisting nondiscretionary antidilution provision in the 2013 Plan, and the fair-value, vesting conditions, and classification are the same immediately before and after the modification. In connection with the Business Combination, HighCape’s stockholders approved and adopted the Quantum-Si Incorporated 2021 Equity Incentive Plan (the “2021 Plan”) and the Company will no longer make issuances under the 2013 Plan. The 2021 Plan provides for grants of stock options, stock appreciation rights, restricted stock, restricted stock units, and other stock or cash-based awards. Directors, officers and other employees of the Company and its subsidiaries, as well as others performing consulting or advisory services for the Company, are eligible for grants under the 2021 Plan. As of December 31, 2021, there were 11,891,127 shares available for issuance until the 2021 Plan.
Stock option activity
During the year ended December 31, 2021, the Company granted 3,514,510 option awards subject to service and/or performance conditions. The service condition requires the participant’s continued employment with the Company through the applicable vesting date, and the performance condition requires the consummation of a contemplated business combination defined in the option award agreement. For options with performance conditions, stock-based compensation expense is only recognized if the performance conditions become probable to be satisfied. As the performance condition is a business combination, the performance condition would only become probable once a business combination was consummated. Accordingly, the Company recorded stock-based compensation expense of $3,080 for options awards for the year ended December 31, 2021 as the Business Combination was consummated during this time period. The stock-based compensation expense for stock options for the year ended December 31, 2021 was $6,059.
A summary of the stock option activity under the 2013 Plan and the 2021 Plan is presented in the table below:
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2020	7,369,541	$ 2.37	6.77	$ 4,094
Granted	3,514,510	8.89
Exercised	(2,661,252)	2.11
Forfeited	(495,827)	6.84
Outstanding at December 31, 2021	7,726,972	$ 5.14	7.58	$ 24,511
Options exercisable at December 31, 2021	4,023,711	2.83	6.18	$ 20,499
Vested and expected to vest at December 31, 2021	7,410,522	$ 5.03	7.51	$ 24,169
The Company received cash proceeds from the exercise of stock options of $5,618, $63 and $116 during the years ended December 31, 2021, 2020 and 2019, respectively. The total intrinsic value (the amount by which the stock price exceeds the exercise price of the option on the date of exercise) of the stock options exercised during the years ended December 31, 2021, 2020 and 2019, was $17,206, $323 and $554, respectively. The weighted-average grant date fair value of options granted during the year ended December 31, 2021, 2020 and 2019, was $5.25, $1.43 and $1.57, respectively.
During the years ended December 31, 2020 and 2019, the Company granted 59,811 and 478,498 option awards subject to certain performance conditions, respectively. The performance conditions required the Company to announce at the Advances in Genome Biology and Technology conference (“AGBT”) and commence commercial sales during the year ended December 31, 2020. For options with performance conditions, stock-based compensation expense is only recognized if the performance conditions become probable to be satisfied. Upon becoming probable, the Company recognizes compensation expense equal to the grant date fair value of the option awards over the associated service period. If there are changes in the number of option awards that are expected to vest due to changes in the probability of certain performance conditions being satisfied, an adjustment to stock-based compensation expense will be recognized as a change in accounting estimate in the period that such probability changes. The Company accrued $295 of stock compensation expense during the year ended December 31, 2019 as it believed it was probable the performance conditions would be met. This stock compensation expense was then subsequently reversed during the year ended December 31, 2020 as the performance conditions were determined to be improbable to be met. All of the performance-based awards granted during the years ended December 31, 2020 and 2019 were cancelled on December 31, 2020.
In addition to the awards discussed in the aforementioned paragraph, during the year ended December 31, 2019 the Company granted approximately 205,000 option awards subject to a single performance-based condition, the completion of a financing event as defined in the option award agreement. The achievement of the performance condition was not deemed satisfied for the years ended December 31, 2020 and 2019, as the completion of a financing event was not deemed probable until consummated. Thus, the Company did not record stock-based compensation expense with regards to these option awards. For the year ended December 31, 2021, the Company recorded stock-based compensation expense of $463 for these option awards as the Business Combination was consummated during this time period and the performance-based condition was met.
In accordance with ASC Topic 718, the Company estimates and records the compensation cost associated with the grants described above with an offsetting entry to paid-in capital. The Company utilized the Black-Scholes option pricing model for determining the estimated fair value for service or performance-based stock-based awards. The Black-Scholes option pricing model requires the use of subjective assumptions which determine the fair value of stock-based awards. The assumptions used to value option grants to employees and nonemployees for the years ended December 31, 2021 and 2020, and employees for the year ended December 31, 2019 were as follows:
	2021	2020	2019
Risk-free interest rate	0.9% – 1.4%	0.3% – 0.6%	1.4% – 1.9%
Expected dividend yield	0%	0%	0%
Expected term	5.5 years − 6.3 years	5.0 years − 6.0 years	5.0 years – 6.2 years
Expected volatility	54% − 70%	70%	70%
The assumptions used to value option grants to nonemployees for the year ended December 31, 2019 were as follows:
2019
Risk-free interest rate	1.4% − 1.9%
Expected dividend yield	0%
Expected term	4.0 years − 10.0 years
Expected volatility	70%
Risk-free interest rate
The risk-free interest rate for periods within the expected term of the awards is based on the U.S. Treasury yield curve in effect at the time of the grant.
Expected dividend yield
We have never declared or paid any cash dividends and do not expect to pay any cash dividends in the foreseeable future.
Expected term
For awards, we calculate the expected term using the “simplified” method, which is the simple average of the vesting period and the contractual term.
Expected volatility
We determined expected annual equity volatility to be 70% based on the historical volatility of guideline public companies for the years ended December 31, 2019 and 2020 and from January to June 10, 2021. After June 10, 2021, the volatility is calculated by a third-party professional services firm and reviewed by the Company.
Exercise price
The exercise price is taken directly from the grant notice issued to employees and nonemployees.
Restricted stock unit activity
During the year ended December 31, 2021, the Company granted 4,861,315 restricted stock unit (“RSU”) awards subject to service, performance and/or market conditions. The RSU awards include 1,703,460 and 170,346 RSU awards to the Company’s former Chief Executive Officer and General Counsel, respectively, subject to service and performance conditions, 1,800,000 RSU awards to the Interim Chief Executive Officer and Executive Chairman of the Company and two members of the board of directors subject to service and/or performance conditions, and 453,777 RSU awards to the Company’s former Chief Executive Officer subject to service, market and performance conditions. The service condition requires the participant’s continued employment with the Company through the applicable vesting date, and the performance condition requires the consummation of a contemplated business combination or financing transaction defined in the award agreement. The market condition requires that the Company’s Class A common stock subsequent to a business combination trades above a specified level for a defined period of time, or that a subsequent financing transaction meets defined pricing thresholds and that the Company’s common stock subsequent to a business combination trades above a specified level for a defined period of time. For RSU awards with performance conditions, stock-based compensation expense is only recognized if the performance conditions become probable to be satisfied. As the performance condition is a business combination or financing transaction, the performance condition would only become probable once a business combination or financing transaction was consummated. Accordingly, the Company recorded stock-based compensation expense of $18,587 for the year ended December 31, 2021 related to these RSU awards as the Business Combination was consummated during this time period. The stock-based compensation expense for RSU awards for the year ended December 31, 2021 was $18,859. The Company did not issue RSU awards in 2020 or 2019.
A summary of the RSU activity under the 2013 Plan and the 2021 Plan is presented in the table below:
	Number of Shares Underlying RSUs	Weighted Average Grant- Date Fair Value
Outstanding non-vested RSUs at December 31, 2020	—	$ —
Granted	4,861,315	8.03
Vested	(274,343)	8.53
Forfeited	—	—
Outstanding non-vested RSUs at December 31, 2021	4,586,972	$ 8.00
The Company’s stock-based compensation expense is allocated to the following operating expense categories as follows:
	Years ended December 31,
	2021	2020	2019
Research and development	$ 5,718	$ 1,290	$ 2,163
General and administrative	18,365	324	354
Sales and marketing	835	310	198
Total stock-based compensation expense	$ 24,918	$ 1,924	$ 2,715
No related tax benefits of the stock-based compensation expense have been recognized and no related tax benefits have been realized from the exercise of stock options due to the Company’s net operating loss carryforwards.
Total unrecognized stock-based compensation expense as of December 31, 2021 was $34,058, which will be recognized over the remaining weighted average vesting period of 2.1 years.